Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$254,296	$(17,689)	$236,607
- Vessels’ improvements transferred from other non-current assets	450	-	450
- Vessels’ improvements	510	-	510
- Vessel’s disposals	(27,098)	5,795	(21,303)
- Depreciation	-	(14,156)	(14,156)
Balance, December 31, 2023	$228,158	$(26,050)	$202,108
- Vessels’ improvements	231	-	231
- Depreciation	-	(12,762)	(12,762)
Balance, December 31, 2024	$228,389	$(38,812)	$189,577